Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Contractual Obligation Fiscal Year Maturity [Line Items]
2019		$ 70,600	$ 83,352
2020		128,725	70,600
2021		60,600	128,725
2022		302,461	60,600
2023		113,352	302,461
Total		675,738	$ 772,190
2019		164,593
2020		151,505
2021		161,728
2022		302,570
2023		185,049
Total		965,445
Ethylene Marine Export Terminal [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2019	[1]	92,500
2020	[1]	21,500
Total	[1]	114,000
Secured Term Loan Facilities and Revolving Credit Facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2019		70,600
2020		128,725
2021		60,600
2022		302,461
2023		113,352
Total		675,738
2017 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021		100,000
Total		99,039
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023	[2]	71,697
Total	[2]	$ 71,697

[1]	On January 8, February 19, and March 22, 2019, the Company made capital contributions of $18.0 million, $3.5 million and $10.0 million respectively, reducing the remaining contributions required for 2019 from $92.5 million to $61.0 million for the export terminal joint venture.
[2]	The Company has NOK 600 million of senior secured bonds (the '2018 Senior secured bonds') issued in the Norwegian Bond market that mature in 2023 (see Note 11 (Senior Secured Bond) to the consolidated financial statements). The Company has entered into a cross-currency interest rate swap agreement, to swap all interest and principal payments of the 2018 bonds into U.S. Dollars, with the interest payments at 6.608% plus 3-month U.S. LIBOR and the transfer of the principal amount fixed at $71.7 million upon maturity in exchange for NOK 600 million (see Note 18 (Derivative Instruments) to the consolidated financial statements).